FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 12/31/06
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"301 Seven Springs Way, Suite 150"
"Brentwood, TN  37027"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Chief Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Brentwood, TN  01/19/2007"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
ADOBE SYS INC COM	COMMON	00724F101	" 68,903 "	"1,675,664"	X				"1,675,664"
AMDOCS LTD ORD	COMMON	G02602103	" 46,845 "	"1,208,915"	X				"1,208,915"
APACHE CORP COM	COMMON	037411105	808	"12,152"	X				"12,152"
APPLERA CORP COM APPL	COMMON	038020103	"42,135"	"1,148,431"	X				"1,148,431"
CAREMARK RX INC COM	COMMON	141705103	"56,076"	"981,910"	X				"981,910"
CERNER CORP COM	COMMON	156782104	"53,555"	"1,177,041"	X				"1,177,041"
CITRIX SYS INC COM	COMMON	177376100	"29,954"	"1,107,375"	X				"1,107,375"
COMMSCOPE INC. COM	COMMON	203372107	"31,967"	"1,048,809"	X				"1,048,809"
DANAHER CORP SHS BEN	COMMON	235851102	"55,345"	"764,019"	X				"764,019"
GARMIN LTD ORD	COMMON	G37260109	"60,643"	"1,089,535"	X				"1,089,535"
GENERAL DYNAMICS CORP	COMMON	369550108	"55,922"	"752,155"	X				"752,155"
GOLDMAN SACHS GROUP INC.	COMMON	38141G104	"61,918"	"310,601"	X				"310,601"
HARRIS CORP DEL COM	COMMON	413875105	"57,462"	"1,253,009"	X				"1,253,009"
INFORMATICA CORP COM	COMMON	45666Q102	"28,513"	"2,335,226"	X				"2,335,226"
ITT INDUSTRIES INC	COMMON	450911102	"54,616"	"961,213"	X				"961,213"
LAM RESH CORP COM	COMMON	512807108	"48,947"	"966,953"	X				"966,953"
M&T BANK CORP	COMMON	55261F104	"48,221"	"394,743"	X				"394,743"
MANPOWER INC WIS COM	COMMON	56418H100	"53,524"	"714,332"	X				"714,332"
MARATHON OIL CORP COM	COMMON	565849106	"56,176"	"607,317"	X				"607,317"
MCGRAW-HILL COMPANIES	COMMON	580645109	"52,189"	"767,260"	X				"767,260"
MONSANTO CO NEW COM	COMMON	61166W101	"72,768"	"1,385,266"	X				"1,385,266"
NETWORK APPLIANCE INC	COMMON	64120L104	"48,122"	"1,225,125"	X				"1,225,125"
OMNICOM GROUP COM	COMMON	681919106	"46,071"	"440,707"	X				"440,707"
ORACLE SYS CORP	COMMON	68389X105	"43,771"	"2,553,784"	X				"2,553,784"
POLYCOM INC COM	COMMON	73172K104	"54,017"	"1,747,567"	X				"1,747,567"
PRINCIPAL FINL GROUP	COMMON	74251V102	"62,622"	"1,066,818"	X				"1,066,818"
SCHWAB CHARLES CORP	COMMON	808513105	"50,987"	"2,636,388"	X				"2,636,388"
SONIC CORP COM	COMMON	835451105	"58,933"	"2,460,672"	X				"2,460,672"
SPDR TR UNIT SER 1	COMMON	78462F103	"99,178"	"700,317"	X				"700,317"
VANGUARD INDEX TR STK	MUTUAL	922908769	307	"2,195"	X				"2,195"

		TOTAL	"1,500,495"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  30
"Form 13F Information Table Value Total:  1,500,495"
List of Other Included Managers:  None